Pension Plans and Other Postretirement Benefits (Pension Plans With The Projected Benefit Obligation And Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits [Member]
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	$ 67,123	$ 189,260
Accumulated benefit obligation	63,831	157,444
Fair market value of plan assets	31,501	127,323
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	234,752	191,061
Fair market value of plan assets	164,732	129,086
Foreign Pension Benefits [Member]
Plans with the accumulated benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	35,983	38,758
Accumulated benefit obligation	25,322	30,902
Fair market value of plan assets	14,167	22,785
Plans with the projected benefit obligation in excess of the fair market value of plan assets
Projected benefit obligation	35,983	38,758
Fair market value of plan assets	$ 14,167	$ 22,785